Legal Proceedings and Contingent Liabilities - Legal proceedings (Details) item in Millions, $ in Millions	1 Months Ended			2 Months Ended		6 Months Ended
	Jun. 30, 2021 USD ($) item agreement	Feb. 28, 2021 patent	Jan. 31, 2021 claim patent	May 31, 2021 case	Nov. 30, 2020 lawsuit	Jun. 30, 2021 item lawsuit agreement
Commitments and contingent liabilities
Number of patents infringed or potentially infringed | patent		3
Forxiga | Sandoz
Commitments and contingent liabilities
Number of patents infringed or potentially infringed | patent		3	3
Number of notices received | claim			3
PARP Inhibitor Royalty Dispute
Commitments and contingent liabilities
Number of royalty-bearing patent license agreements | agreement	2					2
US 340B Litigation
Commitments and contingent liabilities
Number of claims filed					2
US 340B Litigation | US District Court for the District of Columbia
Commitments and contingent liabilities
Number of claims filed					1
US 340B Litigation | United States District Court For Northern District Of California
Commitments and contingent liabilities
Number of claims filed					1
European Commission Claim Regarding AZD1222
Commitments and contingent liabilities
Number of claims filed | case				2
Number of doses ordered to supply | item	50					50
Tagrisso | India
Commitments and contingent liabilities
Amount of claim | $	$ 21
Nexium And Prilosec | US District Court for the Middle District of Louisiana
Commitments and contingent liabilities
Number of claims filed						1